Share-based compensation (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
		Expected
	Expected	dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%
September 5, 2013	221%	0%	6.25 years	2.15%	20%

Schedule of Share-based Compensation, Activity [Table Text Block]
	January 31, 2014	January 31, 2013
Geological and geophysical costs	$2,610	$624
Salaries and benefits	236,509	50,592
Investor relations	1,503	624
General and administrative	-	84,156
	$240,622	$135,996

Employee Stock Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
			average
		Weighted average	remaining life	Aggregate
	Number of options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2012	93,260,375	$0.047		$-
Granted	-	-
Cancelled	(2,625,000)	0.037

Outstanding, January 31, 2013	90,635,375	$0.047		$-
Granted	7,423,624	0.026
Cancelled	(12,582,875)	0.041

Outstanding, January 31, 2014	85,476,124	$0.047	2.26	$-
Exercisable, January 31, 2014	83,595,473	$0.047	2.69	$-

Non-Employee Stock Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
			average
		Weighted average	remaining life	Aggregate
	Number of options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2012	903,500	$0.376		$-
Granted	7,359,399	0.017

Outstanding, January 31, 2013	8,262,899	$0.057		$-
Granted	-	-

Outstanding, January 31, 2014	8,262,899	$0.057	1.99	$-
Exercisable, January 31, 2014	8,262,899	$0.057	1.99	$19,413